Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,336,545	$ 5,043,467
Less: accumulated depreciation	(1,614,991)	(1,443,921)
Less: accumulated impairment	(519,543)
Property and equipment, net	3,202,011	3,599,546
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,705,595	2,670,908
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,510,193	963,936
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	637,353
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	284,042	302,809
Office equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 199,362	$ 1,105,814